Basis of Presentation and General Information (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Basis of Presentation and General Information [Abstract]
Working capital deficit	$ 57,866
Deferred revenue	3,121		$ 2,094
Net loss	(3,967)	$ 24,288
Cash flow from operations	$ 16,239	$ 35,048
Seanergy Management [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T
Seanergy Shipmanagement [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T
Emperor Holding Ltd. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T
Pembroke Chartering Services Limited [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	O1
Sea Genius Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T
Vessel name	Geniuship
Date of Delivery	Oct. 13, 2015
Premier Marine Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T
Vessel name	Premiership
Date of Delivery	Sep. 11, 2015
Squire Ocean Navigation Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	N0
Vessel name	Squireship
Date of Delivery	Nov. 10, 2015
Date of Sale/Disposal	Mar. 20, 2025
Lord Ocean Navigation Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	N0
Vessel name	Lordship
Date of Delivery	Nov. 30, 2016
Date of Sale/Disposal	Apr. 28, 2023
Champion Marine Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T
Vessel name	Championship
Date of Delivery	Nov. 07, 2018
Fellow Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T
Vessel name	Fellowship
Date of Delivery	Nov. 22, 2018
Friend Ocean Navigation Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	N0
Vessel name	Friendship
Date of Delivery	Jul. 27, 2021
Date of Sale/Disposal	Mar. 20, 2025
World Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T
Vessel name	Worldship
Date of Delivery	Aug. 30, 2021
Duke Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T
Vessel name	Dukeship
Date of Delivery	Nov. 26, 2021
Partner Marine Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T
Vessel name	Partnership
Date of Delivery	Mar. 09, 2022
Date of Sale/Disposal	Mar. 09, 2022
Honor Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T
Vessel name	Honorship
Date of Delivery	Jun. 27, 2022
Paros Ocean Navigation Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	N0
Vessel name	Paroship
Date of Delivery	Dec. 27, 2022
Knight Ocean Navigation Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	N0
Vessel name	Knightship
Date of Delivery	Dec. 13, 2016
Date of Sale/Disposal	Apr. 06, 2023
Flag Marine Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T
Vessel name	Flagship
Date of Delivery	May 06, 2021
Date of Sale/Disposal	May 11, 2021
Hellas Ocean Navigation Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	N0
Vessel name	Hellasship
Date of Delivery	May 06, 2021
Date of Sale/Disposal	Jun. 28, 2024
Patriot Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T
Vessel name	Patriotship
Date of Delivery	Jun. 01, 2021
Date of Sale/Disposal	Jun. 28, 2024
Good Ocean Navigation Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	N0
Vessel name	Goodship
Date of Delivery	Aug. 07, 2020
Date of Sale/Disposal	Feb. 10, 2023
Traders Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T
Vessel name	Tradership
Date of Delivery	Jun. 09, 2021
Date of Sale/Disposal	Feb. 28, 2023
Gladiator Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T
Vessel name	Gladiatorship
Date of Delivery	Sep. 29, 2015
Date of Sale/Disposal	Oct. 11, 2018
Partner Shipping Co. Limited [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	O1
Vessel name	Partnership
Date of Delivery	May 31, 2017
Date of Sale/Disposal	Mar. 09, 2022
Titan Ocean Navigation Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	N0
Vessel name	Titanship
Date of Delivery	Oct. 24, 2024
Icon Ocean Navigation Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	N0
Vessel name	Iconship
Date of Delivery	Jun. 11, 2024
Date of Sale/Disposal	Jun. 11, 2024
Kaizen Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T
Vessel name	Kaizenship
Date of Delivery	Oct. 01, 2024
Date of Sale/Disposal	Oct. 01, 2024
Blue Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T
Vessel name	Blueship
Date of Delivery	Feb. 25, 2025
Date of Sale/Disposal	Feb. 25, 2025
Mei Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T
Vessel name	Meiship
Date of Delivery	Feb. 27, 2025
Martinique International Corp. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	D8
Vessel name	Bremen Max
Date of Delivery	Sep. 11, 2008
Date of Sale/Disposal	Mar. 07, 2014
Harbour Business International Corp. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	D8
Vessel name	Hamburg Max
Date of Delivery	Sep. 25, 2008
Date of Sale/Disposal	Mar. 10, 2014
Atsea Ventures Corp. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T